Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Summary of Long-Term Debt
Long-Term Debt

	June 30, 2016	December 31, 2015
	$	$
Revolving Credit Facilities	1,365,156	1,500,848
Senior Notes (8.5%) due January 15, 2020	592,657	592,657
Norwegian Kroner-denominated Bonds due through May 2020	597,845	621,957
U.S. Dollar-denominated Term Loans due through 2028	3,828,077	4,020,665
U.S. Dollar Bonds due through 2024	474,839	502,449
Euro-denominated Term Loans due through 2023	239,792	241,798
Total Principal	7,098,366	7,480,374
Unamortized discount and debt issuance costs	(97,729)	(96,288)
Total debt	7,000,637	7,384,086
Less current portion	(1,059,354)	(1,106,104)
Long-term portion	5,941,283	6,277,982